Goodwill - Changes in carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 01, 2022 CNY (¥)	Sep. 01, 2022 USD ($)	Aug. 25, 2022 CNY (¥)	Aug. 25, 2022 USD ($)	Jan. 27, 2022 CNY (¥)	Jan. 27, 2022 USD ($)
Goodwill
Beginning balance	¥ 75,194	$ 11,204
Additions	217,930	30,160	¥ 75,194	$ 11,204
Impairment	(35,412)	(5,100)	0		¥ 0
Exchange translation adjustment | $		(598)
Ending balance	257,712	$ 35,666	75,194	$ 11,204
Income tax expense	257,712		75,194
Grand Doctor Medical Co., Ltd
Goodwill
Beginning balance	75,194
Additions			75,194
Impairment	(35,412)		0		¥ 0
Ending balance	39,782		75,194
Income tax expense	39,782		¥ 75,194							¥ 11,204	$ 75,194
Life Infinity
Goodwill
Additions	184,364
Ending balance	184,364
Income tax expense	184,364							¥ 184,364	$ 25,515
SCHMC
Goodwill
Additions	33,566
Ending balance	33,566
Income tax expense	¥ 33,566					¥ 33,566	$ 4,645